UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07560
Invesco Quality Municipal Securities

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/10
Item 1. Reports to Stockholders.

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Quality Municipal Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust’s financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

Trust Report

For the six months ended April 30, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the April labor report showed that employment in the U.S. rose by its largest monthly increase in four years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February – perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended April 30, 2010, the Barclays Capital High Yield Municipal Bond Index gained 6.70 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 3.68 percent. Overall, longer maturity issues outperformed those with shorter maturities. For the six months ended April 30, 2010, long bonds (those with maturities of 22 years or more) returned 5.09 percent while five-year bonds returned 3.22 percent, as measured by the respective Barclays Capital municipal bond indexes.

With regard to sectors, hospital bonds and tobacco bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections.

Demand for municipal bonds overall remained steady, with approximately $24 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $205 billion. However, 25 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

Performance Analysis

For the six-month period ended April 30, 2010, the net asset value (NAV) of Morgan Stanley Quality Municipal Securities (IQM) increased from $13.97 to $14.39 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.42 per share, the Trust’s total NAV return was 6.29 percent. IQM’s value on the New York Stock Exchange (NYSE) moved from $12.80 to $13.79 per share during the same period. Based on this change plus reinvestment of dividends, the Trust’s total market return was 11.16 percent. IQM’s NYSE market price was at a 4.17 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for May 2010 were unchanged at $0.07 per share. The dividend reflects the current level of the Trust’s net investment income. IQM’s level of undistributed net investment income was $0.218 per share on April 30, 2010 versus $0.186 per share six months earlier.1

The primary contributors to the Trust’s performance for the reporting period included exposure to A and BBB rated bonds. Spreads on these issues tightened during the period, helping them to outperform higher quality issues. Holdings in the health care, industrial development revenue/pollution control revenue (IDR/PCR), and tobacco sectors were additive to returns as these sectors outperformed the broad municipal bond market for the period. The portfolio’s exposure on the long end of the municipal yield curve was also advantageous as longer maturities issues outperformed shorter maturity issues.

Other positions, however, were less advantageous. Exposure to zero coupon bonds hindered performance as spreads in this sector widened over the course of the period. The portfolio’s exposure to local general obligation bonds also detracted given the sector’s underperformance of essential service bonds.

The Trust’s procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust’s shares. In addition, we would like to remind you that the Trustees have approved a share repurchase program whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also take action to reduce or eliminate the amount of Auction Rate Preferred Shares (ARPS) outstanding.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

1 Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

TOP FIVE SECTORS as of 04/30/10
General Obligation	15.6%
Hospital	13.7
Other Revenue	11.2
Airport	10.1
Water/Sewer	9.1

LONG-TERM CREDIT ANALYSIS as of 04/30/10
Aaa/AAA	26.2%
Aa/AA	32.5
A/A	26.4
Baa/BBB	12.4
Ba/BB or Less	0.8
Non-Rated	1.7

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION as of 04/30/10
California	24.6%
Illinois	15.8
Texas	14.9
New York	12.8
Florida	9.4
Hawaii	9.2
Virginia	7.3
Georgia	6.0
South Carolina	5.9
Washington	5.4
Massachusetts	4.1
Ohio	4.1
Arizona	3.3
District of Columbia	2.4
New Jersey	2.4
Colorado	2.4
Nebraska	2.0
Nevada	1.8
Indiana	1.7
Puerto Rico	1.5%
Iowa	1.3
Pennsylvania	1.3
Maryland	1.3
Alaska	1.0
Utah	0.8
New Hampshire	0.8
Rhode Island	0.8
Wisconsin	0.6
New Mexico	0.5
Montana	0.5
Michigan	0.5
Kentucky	0.3
Kansas	0.3
Maine	0.0

Total Long-Term Investments	147.0
Short-Term Investment	1.1
Other Assets in Excess of Liabilities	0.7
Floating Rate Note and Dealer Trusts Obligations	(20.4)
Preferred Shares of Beneficial Interest	(28.4)

Net Assets Applicable to Common Shareholders	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Top five sectors are as a percentage of total investments. Long-term credit analysis is as a percentage of long-term investments. Summary of investments by state classification are as a percentage of net assets applicable to common shareholders. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Moody’s and Standard and Poor’s, respectively.

For More Information About Portfolio Holdings

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public web site. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of Invesco Quality Municipal Securities (the Trust) is required under the Investment Company Act of 1940 to approve the Trust’s investment advisory agreements. At various meetings of the Board held during the third and fourth quarters of 2009 and early 2010, the Board as a whole and the disinterested or “independent” Trustees, voting separately, approved (i) a new investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers), (ii) a new Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts and together with the investment advisory agreement with Invesco Advisers, the new advisory agreements) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers), and (iii) the appointment of Invesco Advisers as investment adviser and the Affiliated Sub-Advisers as investment sub-advisers to the Trust. In doing so, the Board determined that the new advisory agreements will enable shareholders of the Trust to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of the Trust and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Trust’s new advisory agreements is fair and reasonable. The new advisory agreements were approved to become effective upon approval by the shareholders of the Trust and closing of a transaction between Morgan Stanley and Invesco Ltd. (Invesco) under which Invesco acquired the retail mutual fund assets of Morgan Stanley (the Acquisition).

The Board’s Trust Evaluation Process

In reaching their decision, the Board requested and obtained information from Morgan Stanley, Invesco Advisers and Invesco, including information obtained during various meetings with Senior Management at Invesco, as they deemed reasonably necessary to evaluate the new advisory agreements for the Trust. In considering the Trust’s new advisory agreements, the Board evaluated a number of factors and considerations listed below that they believed, in light of their own business judgment, to be relevant to their determination.

1. The Board considered the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms, the strength of Invesco’s resources and investment capabilities and the client-focused shareholder services offered by Invesco.

2. The Board discussed the challenges of positioning the Trust on a common operating platform with Invesco, with particular emphasis on ensuring portfolio management operations properly migrate to Invesco as part of the Acquisition, to ensure uninterrupted services for shareholders and the opportunity for the portfolio management of the Trust to recognize savings from economies of scale when such savings occur.

3. The Board noted the continuity of key investment management personnel that would manage the Trust upon consummation of the Acquisition, specifically noting that, with respect to the Trust, the persons responsible for the portfolio management of the Trust are expected to remain the same except that Neil Stone will not continue as a portfolio manager of the Trust. The Board discussed at length the effect of this change on the Trust.

4. The Board noted that entering into the sub-advisory contracts would provide Invesco Advisers with increased flexibility in assigning portfolio managers to the Trust and would give the Trust access to portfolio managers and investment personnel located in other offices, including those outside the United States, who may have more specialized expertise on local companies, markets and economies or on various types of investments and investment techniques.

5. The Board noted that, pursuant to the sub-advisory contracts, Invesco Advisers would pay all of the sub-advisory fees of the Affiliated Sub-Advisers out of its management fees.

6. The Board noted the undertaking by Invesco and Morgan Stanley or their respective affiliates to assume all of the costs of the Acquisition, including the cost of obtaining the shareholder approvals discussed above. The Board noted that Invesco Advisers would provide a two-year contractual guaranty to limit the total expense ratio of the Trust to the Trust’s total expense ratio prior to the Acquisition. In determining the obligation to waive advisory fees and/or reimburse expenses, the following is not taken into account: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, and (v) expenses that the Trust has incurred but did not actually pay because of an offset arrangement. During the Board’s extensive review process, the Board, including the independent Trustees, considered, among other things, the following factors: the terms and conditions of the new advisory agreements, including the differences from the advisory agreement with Morgan Stanley affiliates; and the nature, scope and quality of services that Invesco Advisers and its affiliates are expected to provide to the Trust, including sub-advisory services and compliance services. The Board evaluated all information available to them on a trust-by-trust basis, and their determinations were made separately in respect of the Trust. The Board also based their decisions on the following considerations, among others, although they did not identify any consideration that was all important or controlling of their discussions, and each Trustee attributed different weights to the various factors.

A. Nature, Extent and Quality of Services.  The Board reviewed and considered the nature and extent of the investment advisory services to be provided by Invesco Advisers and the Affiliated Sub-Advisers under the new advisory agreements, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by Invesco Advisers under the Trust’s administration agreement, including accounting services and the provision of supplies, office space and utilities at Invesco Advisers’ expense. The Board was advised that there was no expected diminution in the nature, quality and extent of services provided to the Trust’s shareholders.

The Board reviewed and considered the qualifications of the portfolio managers who are expected to continue as portfolio managers, noting the one portfolio manager who would not continue to manage the Trust as a result of the new advisory agreements, and the senior administrative managers and other key personnel of Invesco Advisers or its affiliates who will provide the advisory and administrative services to the Trust.

B. Performance, Fees and Expenses of the Trust.  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers had not yet begun providing services to the Trust and, therefore, concluded that performance was not a factor they needed to address with respect to the approval of the new advisory agreements. They also considered that management fees would not increase under the new advisory agreements and that Invesco Advisers would pay the fee under the sub-advisory contract out of its management fees. Furthermore, the Board considered that Invesco Advisers would provide a two-year contractual guaranty to limit the total expense ratio of the Trust to the Trust’s total expense ratio prior to the Acquisition.

C. Economies of Scale.  The Board considered the benefits that the shareholders of the Trust would be afforded as a result of anticipated economies of scale.

D. Other Benefits of the Relationship.  The Board considered other benefits to Invesco Advisers and its affiliates that may be derived from their relationship with the Trust and other funds advised by Invesco Advisers.

E. Resources of the Adviser.  The Board considered whether Invesco Advisers and the Affiliated Sub-Advisers were financially sound and had the resources necessary to perform their obligations under the new advisory agreements, noting assurances that Invesco Advisers and the Affiliated Sub-Advisers had the financial resources necessary to fulfill their obligations under the new advisory agreements and the benefits to the Trust of such a relationship.

F. General Conclusion.  After considering and weighing all of the above factors, the Board, including the independent Trustees, unanimously concluded that it would be in the best interest of the Trust and its shareholders to approve the new advisory agreements with respect to the Trust. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Trustees and their counsel present.

Morgan Stanley Quality Municipal Securities
Portfolio of Investments - April 30, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (147.0%)
	Alaska (1.0%)
$3,000	Northern Tobacco Securitization Corp., Asset Backed Ser 2006 A	5.00%	06/01/46	$2,016,690

	Arizona (3.3%)
425	Maricopa County Pollution Control Corp., Ser 2009 A	6.00	05/01/29	447,861
3,890	Salt River Project Agricultural Improvement & Power District, Ser 2002 B (a)	5.00	01/01/22	4,036,468
1,010	State of Arizona, Ser 2008 A (COPs) (AGM Insd)	5.00	09/01/24	1,063,419
1,000	Surprise Municipal Property Corp., Ser 2007	4.90	04/01/32	840,420

				6,388,168

	California (24.6%)
1,010	Alhambra Unified School District, Ser 2009 B (AGC Insd) (b)	0.00	08/01/35	223,654
1,635	Alhambra Unified School District, Ser 2009 B (AGC Insd) (b)	0.00	08/01/36	339,344
765	Alvord Unified School District, Ser 2007 A (AGM Insd)	5.00	08/01/24	817,058
710	Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/26	318,684
1,370	Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/31	452,580
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	1,958,420
5,000	California State Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	4,977,800
540	City & County of San Francisco, Refg Laguna Honda Hospital Ser 2008 R-3 (AGC Insd) (a)	5.00	06/15/28	557,302
355	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (b)	0.00	08/01/29	116,543
1,000	County of San Diego, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00	09/01/34	859,110
2,690	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (b)	0.00	08/01/43	302,948
4,825	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (b)	0.00	08/01/44	506,529
1,980	El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/32	521,077
2,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29	1,966,120
4,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	2,793,560
1,400	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	1,079,162
310	Indio Redevelopment Agency, Ser 2008 A	5.00	08/15/23	307,247
310	Indio Redevelopment Agency, Ser 2008 A	5.00	08/15/24	303,778
4,000	Los Angeles Community College District, California, 2003 Ser B (AGM Insd)	5.00	08/01/27	4,097,320
5,000	Los Angeles Department of Water & Power, 2004 Ser C (NATL-RE Insd) (a)	5.00	07/01/23	5,231,761

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
$1,010	Menifee Union School District, Election of 2008 Ser 2009 C (AGC Insd) (b)	0.00%		08/01/34		$234,088
3,040	Milpitas Redevelopment Agency, Area No. 1 Ser 2003 (NATL-RE Insd)	5.00		09/01/22		3,049,971
1,120	Moreland School District, Ser 2014 C (AMBAC Insd) (b)	0.00		08/01/29		351,422
815	Oak Grove School District, Election 2008 Ser A (b)	0.00		08/01/28		286,016
4,025	Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (b)	0.00		08/01/36		762,214
1,590	Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (b)	0.00		08/01/37		278,902
2,040	Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (b)	0.00		08/01/27		763,286
2,545	Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (b)	0.00		08/01/31		732,018
4,240	San Diego County Water Authority, Ser 2004 A (COPs) (AGM Insd) (a)	5.00		05/01/29		4,368,472
465	San Rafael City High School District, Election Ser 2002 B (NATL-RE & FGIC Insd) (b)	0.00		08/01/25		200,262
3,000	State of California, Various Purpose dtd 05/01/03	5.00		02/01/32		3,004,230
2,000	State of California, Various Purpose dtd 12/01/05	5.00		03/01/27		2,024,080
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Ser 2006 A-1	5.00		06/01/37		1,567,240
850	Twin Rivers Unified School District, Ser 2009 (BANs) (b)	0.00		04/01/14		752,581
1,170	William S. Hart Union High School District, Ser 2009 A (b)	0.00		08/01/32		289,224
5,725	William S. Hart Union High School District, Ser 2009 A (b)	0.00		08/01/33		1,326,082

						47,720,085

	Colorado (2.4%)
2,590	Arkansas River Power Authority, Power Ser 2006 (XLCA Insd)	5.25		10/01/40		2,353,196
2,000	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.00		07/01/39		2,027,780
165	Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25		11/15/28		177,070

						4,558,046

	District of Columbia (2.4%)
1,540	District of Columbia, Income Tax, Ser 2009 A (a)	5.25		12/01/27		1,718,750
2,000	District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd)	5.00		02/01/31		1,884,060
1,000	Metropolitan Washington Airports Authority, Airport System Ser 2009 B (BHAC Insd)	5.00		10/01/29		1,055,300

						4,658,110

	Florida (9.4%)
5,000	County of Miami-Dade, Miami Int’l Airport Ser 2000 A (AMT) (NATL-RE & FGIC Insd)	6.00		10/01/24		5,066,950
800	County of Miami-Dade, Miami Int’l Airport Ser 2009 A (AGC Insd)	5.00		10/01/25		834,776
1,995	County of Miami-Dade, Ser 2005 A (NATL-RE Insd)	0	.00(c)	10/01/30		1,476,420
25	Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C	5.25		11/15/16	(d)	29,281

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
$975	Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C	5.25%	11/15/36		$981,942
1,000	Lee County Industrial Development Authority, Shell Point Village/The Alliance Community for Retirement Living Inc., Ser 2006	5.125	11/15/36		816,360
750	Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd)	5.50	10/01/23		851,858
4,000	South Miami Health Facilities Authority, Baptist Health South Florida, Ser 2007 (a)	5.00	08/15/42		3,895,984
3,250	St Johns County Industrial Development Authority, Glenmoor Refg 2006 Ser A	5.375	01/01/40		2,354,527
1,000	St Johns County Industrial Development Authority, Glenmoor Ser 2006 A	5.25	01/01/26		782,920
1,000	Tampa Bay Water Utility System Revenue, Ser 2001 A (NATL-RE & FGIC Insd)	6.00	10/01/29		1,207,420

					18,298,438

	Georgia (6.0%)
5,000	City of Atlanta, Airport Passenger Facilities Sub-Lien Ser 2004 C (AGM Insd) (a)	5.00	01/01/33		5,077,500
1,200	County of Dekalb, Water & Sewer Ser 2003 A	5.00	10/01/23		1,272,288
2,000	Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/22		2,121,000
3,000	Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/23		3,172,530

					11,643,318

	Hawaii (9.2%)
8,000	City & County of Honolulu, Ser 2003 A (NATL-RE Insd) (a)	5.25	03/01/24		8,651,440
5,000	Hawaii State Department of Budget & Finance, Hawaiian Electric Co Inc Ser 1993 (AMT) (NATL-RE Insd)	5.45	11/01/23		5,001,750
3,000	State of Hawaii, Airports Refg Ser 2000 B (AMT) (NATL-RE & FGIC Insd)	6.625	07/01/10	(d)	3,042,420
1,075	State of Hawaii, Airports Refg Ser A	5.00	07/01/39		1,075,355

					17,770,965

	Illinois (15.8%)
3,600	Chicago Park District, Harbor Ser A (AMBAC Insd)	5.00	01/01/27		3,729,816
1,070	Chicago Transit Authority, Ser 2008 (AGC Insd)	5.25	06/01/23		1,148,741
3,000	City of Chicago, O’Hare Int’l Airport 3rd Lien Ser 2005 A (NATL-RE Insd)	5.25	01/01/26		3,109,770
3,000	City of Chicago, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375	01/01/32		2,971,350
4,590	City of Chicago, Project & Refg Ser 2007 A (CR) (FGIC & AGM Insd) (a)(e)	5.00	01/01/37		4,665,138
1,250	City of Granite City, Waste Management, Inc. Project	3.50	05/01/27		1,250,475
725	De Kalb County Community United School District No. 428 (AGM Insd)	5.00	01/01/23		786,393
965	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375	08/15/24		1,037,587
925	Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125	05/15/25		943,482
415	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25	11/01/38		468,004
1,325	Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	5.75	08/15/29		1,327,822

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$690	Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	6.00%		08/15/38	$693,478
2,780	Kendall Kane & Will Counties Community Unit School District No. 308, Ser 2008 (AGM Insd) (b)	0.00		02/01/20	1,802,218
8,480	Metropolitan Pier & Exposition Authority, McCormick Place Ser 2002 A (NATL-RE Insd)	0	.00(c)	06/15/26	6,711,072

					30,645,346

	Indiana (1.7%)
2,700	Indiana Health & Educational Facilities Financing Authority, Clarian Health Ser 2006 A	5.25		02/15/40	2,612,925
530	Rockport, Indian Michigan Power Company Project Refg Ser 2009 B	6.25		06/01/25	588,279

					3,201,204

	Iowa (1.3%)
1,355	State of Iowa, IJOBS Program Ser 2009 A (a)(e)	5.00		06/01/25	1,471,941
1,015	State of Iowa, IJOBS Program Ser 2009 A (a)(e)	5.00		06/01/26	1,094,531

					2,566,472

	Kansas (0.3%)
470	Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50		11/15/29	498,632

	Kentucky (0.3%)
500	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Ser 2010 A	6.50		03/01/45	518,295

	Maine (0.0%)
60	Maine Health & Higher Educational Facilities Authority, Ser 1993 D (AGM Insd)	5.50		07/01/18	60,206

	Maryland (1.3%)
705	County of Baltimore, Oak Crest Village Ser 2007 A	5.00		01/01/37	628,867
690	Maryland Economic Development Corp., Ser B	5.75		06/01/35	707,478
1,190	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00		01/01/17	1,094,526

					2,430,871

	Massachusetts (4.1%)
625	Massachusetts Health & Educational Facilities Authority, Berklee College Music Ser A	5.00		10/01/32	634,263
4,850	Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (a)	5.50		11/15/36	5,501,507
1,570	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (a)	5.50		07/01/36	1,779,984

					7,915,754

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Michigan (0.5%)
$900	City of Detroit Water Supply System, Refg Ser 2006 C (AGM Insd)	5.00%	07/01/26	$911,376

	Montana (0.5%)
1,000	City of Forsyth, Pollution Control Revenue Ser A	5.00	05/01/33	1,018,780

	Nebraska (2.0%)
3,740	Nebraska Public Power District, 2003 Ser A (AMBAC Insd)	5.00	01/01/35	3,796,624

	Nevada (1.8%)
3,000	County of Clark, Airport Sub Lien Ser 2004 A-1 (AMT) (NATL-RE & FGIC Insd)	5.50	07/01/20	3,087,420
410	Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	6.25	06/15/16	460,127

				3,547,547

	New Hampshire (0.8%)
1,500	City of Manchester, Water Works Ser 2003 (NATL-RE & FGIC Insd)	5.00	12/01/34	1,530,990

	New Jersey (2.4%)
4,300	New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (b)	0.00	12/15/26	1,873,295
3,000	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	2,564,130
3,000	Tobacco Settlement Financing Corp., Ser 2007-1 B (b)	0.00	06/01/41	196,680

				4,634,105

	New Mexico (0.5%)
940	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Ser 2008 A	5.00	06/01/27	1,020,934

	New York (12.8%)
460	Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	473,777
190	Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	195,445
980	City of New York, 2009 Subser A-1 (a)	5.25	08/15/27	1,064,800
980	City of New York, 2009 Subser A-1 (a)	5.25	08/15/28	1,064,800
5,000	Metropolitan Transportation Authority, Transportation Ser 2003 B (NATL-RE Insd)	5.25	11/15/22	5,274,350
1,305	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/28	1,409,821
1,045	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/29	1,128,937
1,045	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/30	1,128,937
1,950	New York City Trust for Cultural Resources, The Museum of Modern Art, Refg Ser 2008-1 A (a)	5.00	04/01/27	2,128,338
705	New York State Dormitory Authority, New York University (AMBAC Insd)	5.50	05/15/29	777,319
1,310	New York State Thruway Authority, Personal Income Tax Transportation Ser 2009 A	5.00	03/15/25	1,450,314

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$6,000	Tobacco Settlement Financing Corp., State Contingency Ser 2003 B-1C	5.50%	06/01/21	$6,453,900
2,000	Triborough Bridge & Tunnel Authority, Refg Ser 2002 B	5.25	11/15/19	2,190,960

				24,741,698

	Ohio (4.1%)
1,000	American Municipal Power-Ohio Inc., Prairie State Energy Campus Ser 2008 A (AGC Insd) (a)	5.25	02/15/33	1,046,994
5,000	County of Cuyahoga, Cleveland Clinic Ser 2003 A	6.00	01/01/32	5,318,500
1,275	Ohio State Higher Educational Facilities, Summa Health Systems Ser 2010 (f)	5.75	11/15/40	1,258,693
265	Ohio State Water Development Authority, Ser 2009 A	5.875	06/01/33	289,695

				7,913,882

	Pennsylvania (1.3%)
1,000	Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	808,930
1,500	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125	09/01/23	1,629,285

				2,438,215

	Puerto Rico (1.5%)
750	Puerto Rico Electric Power Authority, Ser XX	5.25	07/01/40	761,167
875	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/39	913,745
450	Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375	08/01/39	465,674
750	Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.50	08/01/42	783,315

				2,923,901

	Rhode Island (0.8%)
1,500	Rhode Island Economic Development Corp., Airport Refg Ser 2004 A (AMT) (AGM Insd)	5.00	07/01/21	1,517,325

	South Carolina (5.9%)
2,000	Charleston Educational Excellence Finance Corp., Charleston County School District Ser 2005	5.25	12/01/29	2,071,280
210	County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60	09/01/12	222,050
4,565	Grand Strand Water & Sewer Authority, Refg Ser 2002 (AGM Insd)	5.375	06/01/19	4,927,187
40	Lexington County Health Services District, Inc., Ser 2007 A	5.00	11/01/16	43,574
4,000	South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)	5.00	01/01/27	4,224,386

				11,488,477

	Texas (14.9%)
2,000	Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85	04/01/21	1,984,860
590	Bexar County Health Facilities Development Corp.	6.20	07/01/45	597,929
1,500	City of Arlington, Special Tax Ser 2009	5.00	08/15/28	1,530,915
1,360	City of Austin, Water & Wastewater Refg Ser 2001 A & B (AGM Insd)	13.972 (g)	05/15/10	1,498,992

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$5,000	City of Houston, Combined Utility First Lien Refg Ser 2004 A (NATL-RE Insd)	5.25%	05/15/25	$5,344,550
2,350	City of Houston, Hotel Occupancy Ser 2001 B (CR) (AGM & AMBAC Insd) (b)	0.00	09/01/25	1,061,471
1,530	County of Harris, Ser 2007 C (AGM Insd)	5.25	08/15/31	1,759,240
575	Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/25	631,494
350	Harris County Industrial Development Corp., Deer Park Refinancing Project	5.00	02/01/23	355,796
5,200	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (b)	0.00	01/01/28	1,966,380
1,065	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (b)	0.00	01/01/31	335,315
1,000	Tarrant County Cultural Education Facilities Finance Corp., Air Force Village II Inc. Ser 2007	5.125	05/15/37	848,310
4,000	Tarrant Regional Water District, Refg & Impr Ser 2002 (AGM Insd)	5.25	03/01/17	4,405,040
1,665	Texas A&M University, Financing System Ser 2009 A	5.00	05/15/26	1,832,033
510	Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875	12/31/39	535,072
1,000	University of Houston, Ser 2008 (AGM Insd) (a)	5.00	02/15/33	1,043,392
3,000	West Harris County Regional Water Authority, Water Ser 2005 (AGM Insd)	5.00	12/15/24	3,099,780

				28,830,569

	Utah (0.8%)
1,500	Intermountain Power Agency, Ser 2003 A (AGM Insd)	5.00	07/01/21	1,613,010

	Virginia (7.3%)
1,250	Fairfax County Economic Development Authority, Goodwin House, Inc. Ser 2007	5.125	10/01/42	1,203,150
10,000	Fairfax County Industrial Development Authority, Inova Health Refg Ser 1993 A	5.25	08/15/19	10,856,400
2,000	Prince William County Service Authority, Water & Sewer Refg Ser 2003	5.00	07/01/21	2,147,860

				14,207,410

	Washington (5.4%)
1,705	Grant County Public Utility District No. 2 Priest Rapids, Wanapum Hydroelectric 2005 Ser A (NATL-RE & FGIC Insd)	5.00	01/01/34	1,730,387
3,450	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	3,457,590
2,380	State of Washington, Various Purpose Ser 2010 A (a)	5.00	08/01/29	2,559,653
2,500	State of Washington, Various Purpose Ser 2010 A (a)	5.00	08/01/30	2,688,711

				10,436,341

	Wisconsin (0.6%)
1,000	State of Wisconsin, Ser 2009 A	5.625	05/01/28	1,105,120

	Total Tax-Exempt Municipal Bonds (Cost $279,234,133)			284,566,904

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Portfolio of Investments - April 30, 2010 (unaudited) continued

NUMBER OF
SHARES (000)			VALUE

	Short-Term Investment (1.1%)
	Investment Company
2,158	Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class (See Note 5) (Cost $2,157,783)		$2,157,783

	Total Investments (Cost $281,391,916) (h)(i)	148.1%	286,724,687
	Other Assets in Excess of Liabilities	0.7	1,390,001
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.30% to 0.45% at 04/30/10 and contractual maturities of collateral ranging from 01/01/22 to 08/15/42 (See Note 1D) (j)	(20.4)	(39,547,000)
	Preferred Shares of Beneficial Interest	(28.4)	(55,000,000)

	Net Assets Applicable to Common Shareholders	100.0%	$193,567,688

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
CR	Custodial Receipts.
PSF	Texas Permanent School Fund Guarantee Program.
(a)	Underlying security related to inverse floater entered into by the Trust (See Note 1D).
(b)	Capital appreciation bond.
(c)	Security is a “step-up” bond where the coupon increases on a predetermined future date.
(d)	Prefunded to call date shown.
(e)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,655,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.
(f)	Security purchased on a when-issued basis.
(g)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,498,992 which represents 0.8% of net assets applicable to common shareholders.
(h)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis and inverse floating rate municipal obligations.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,375,827 and the aggregate gross unrealized depreciation is $6,043,056 resulting in net unrealized appreciation of $5,332,771.
(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at April 30, 2010.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
AMBAC	AMBAC Assurance Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
NATL-RE	National Public Finance Guarantee Corporation.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Financial Statements

Statement of Assets and Liabilities
April 30, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $279,234,133)	$284,566,904
Investment in affiliate, at value (cost $2,157,783)	2,157,783
Receivable for:
Interest	4,049,869
Dividends from affiliate	484
Prepaid expenses and other assets	46,740

Total Assets	290,821,780

Liabilities:
Floating rate note and dealer trusts obligations	39,547,000
Payable for:
Investments purchased	2,494,540
Investment advisory fee	72,991
Administration fee	21,895
Transfer agent fee	1,539
Accrued expenses and other payables	116,127

Total Liabilities	42,254,092

Preferred shares of beneficial interest, (at liquidation value) (1,000,000 shares authorized of non-participating $.01 par value, 1,100 shares outstanding)	55,000,000

Net Assets Applicable to Common Shareholders	$193,567,688

Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 13,454,169 shares outstanding)	$198,890,122
Net unrealized appreciation	5,332,771
Accumulated undistributed net investment income	2,926,629
Accumulated net realized loss	(13,581,834)

Net Assets Applicable to Common Shareholders	$193,567,688

Net Asset Value Per Common Share ($193,567,688 divided by 13,454,169 common shares outstanding)	$14.39

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Financial Statements continued

Statement of Operations
For the six months ended April 30, 2010 (unaudited)

Net Investment Income:
Income
Interest	$7,015,916
Dividends from affiliate	1,570

Total Income	7,017,486

Expenses
Investment advisory fee	381,028
Interest and residual trust expenses	164,223
Administration fee	112,897
Auction commission fees	40,958
Professional fees	37,739
Auction agent fees	22,093
Shareholder reports and notices	18,283
Trustees’ fees and expenses	13,683
Listing fees	11,552
Transfer agent fees and expenses	5,694
Custodian fees	4,237
Other	25,519

Total Expenses	837,906
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(1,854)

Net Expenses	836,052

Net Investment Income	6,181,434

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(366,755)
Futures contracts	469,418

Net Realized Gain	102,663

Change in Unrealized Appreciation/Depreciation on:
Investments	5,375,221
Futures contracts	(324,970)

Net Change in Unrealized Appreciation/Depreciation	5,050,251

Net Gain	5,152,914

Dividends to preferred shareholders from net investment income	(104,803)

Net Increase	$11,229,545

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	APRIL 30, 2010	OCTOBER 31, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,181,434	$12,719,068
Net realized gain (loss)	102,663	(11,418,077)
Net change in unrealized appreciation/depreciation	5,050,251	31,138,157
Dividends to preferred shareholders from net investment income	(104,803)	(598,588)

Net Increase	11,229,545	31,840,560

Dividends to common shareholders from net investment income	(5,650,750)	(10,275,622)

Net Increase	5,578,795	21,564,938
Net Assets Applicable to Common Shareholders:
Beginning of period	187,988,893	166,423,955

End of Period (Including accumulated undistributed net investment income of $2,926,629 and $2,500,748, respectively)	$193,567,688	$187,988,893

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Financial Statements continued

Statement of Cash Flows
For the six months ended April 30, 2010 (unaudited)

Increase (Decrease) in cash:
Cash Flows Provided by Operating Activities:
Net increase in net assets from operations (including preferred shares dividends)	$11,229,545

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Net realized loss on investments	366,755
Net change in unrealized appreciation/depreciation on investments	(5,375,221)
Amortization of premium	352,177
Accretion of discount	(726,039)
Cost of purchases of investments	(12,863,275)
Proceeds from sales of investments	14,089,741
Net purchase of short-term investments	(1,371,346)
Increase in interest receivables and other assets	(36,155)
Decrease in accrued expenses and other payables	(15,432)

Total Adjustments	(5,578,795)

Net Cash Provided by Operating Activities	5,650,750

Cash Flows Used for Financing Activities:
Dividends paid to common shareholders	(5,650,750)

Net Cash Used for Financing Activities	(5,650,750)

Net Increase in Cash	—
Cash at Beginning of Period	—

Cash at End of Period	$—

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$164,223

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Notes to Financial Statements - April 30, 2010 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Quality Municipal Securities (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust’s investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 3, 1993 and commenced operations on September 29, 1993.

On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”). In contemplation of the Transaction, at a Special Meeting of Shareholders held on April 16, 2010, shareholders of the Trust approved a new Board of Trustees, a new investment advisory agreement with Invesco Advisers, Inc., a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates. At that Special Meeting of Shareholders, the Trust’s shareholders approved all proposals. Thus, effective June 1, 2010, the Trust’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. In addition, effective June 17, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Trust.

The following is a summary of significant accounting policies:

A. Valuation of Investments —
(1) Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-

Morgan Stanley Quality Municipal Securities
Notes to Financial Statements - April 30, 2010 (unaudited) continued

term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments —
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Futures —
A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker: cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Floating Rate Note and Dealer Trusts Obligations Related to Securities Held —
The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “floating rate note and dealer trusts obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “interest” and records the expenses related to floating rate note and dealer trusts obligations and any administrative expenses of the Dealer Trusts under the caption “interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for

Morgan Stanley Quality Municipal Securities
Notes to Financial Statements - April 30, 2010 (unaudited) continued

redemption at par at each reset date. At April 30, 2010, the Trust’s investments with a value of $67,539,547 are held by the Dealer Trusts and serve as collateral for the $39,547,000 in floating rate note and dealer trusts obligations outstanding at that date. The range of contractual maturities of the floating rate note and dealer trusts obligations and interest rates in effect at April 30, 2010 are presented in the Portfolio of Investments.

E. Federal Income Tax Policy —
It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non-taxable income to its shareholders. Therefore, no federal income tax provision is required. The Trust files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Trust recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended October 31, 2009 remains subject to examination by taxing authorities.

The Trust purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (“IRS”) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable.

F. Dividends and Distributions to Shareholders —
Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates —
The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Subsequent Events —
The Trust considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

Morgan Stanley Quality Municipal Securities
Notes to Financial Statements - April 30, 2010 (unaudited) continued

2. Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of April 30, 2010 in valuing the Trust’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Tax-Exempt Municipal Bonds	$284,566,904	—	$284,566,904	—
Short-Term Investment – Investment Company	2,157,783	$2,157,783	—	—

Total	$286,724,687	$2,157,783	$284,566,904	—

3. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

Morgan Stanley Quality Municipal Securities
Notes to Financial Statements - April 30, 2010 (unaudited) continued

The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect the Trust against possible changes in the market value of its portfolio or to generate potential gain. All of the Trust’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Trust.

Futures  To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts (“futures contracts”). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the six months ended April 30, 2010, were as follows:

NUMBER OF
CONTRACTS
Futures, outstanding at beginning of the period	260
Futures opened	214
Futures closed	(474)

Futures, outstanding at end of the period	—

The following tables set forth by primary risk exposure the Trust’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended April 30, 2010.

AMOUNT OF REALIZED GAIN ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES

Interest Rate Risk	$469,418

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES

Interest Rate Risk	$(324,970)

4. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust’s average weekly net assets including current preferred shares and a portion of

Morgan Stanley Quality Municipal Securities
Notes to Financial Statements - April 30, 2010 (unaudited) continued

floating rate note and dealer trusts obligations entered into to retire outstanding preferred shares of the Trust.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust’s average weekly net assets including current preferred shares and a portion of floating rate note and dealer trusts obligations that the Trust entered into to retire outstanding preferred shares of the Trust.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.
5. Security Transactions and Transactions with Affiliates
The Trust invests in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class. For the six months ended April 30, 2010, advisory fees paid were reduced by $1,854 relating to the Trust’s investment in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class. Income distributions earned by the Trust are recorded as “dividends from affiliate” in the Statement of Operations and totaled $1,570 for the six months ended April 30, 2010. During the six months ended April 30, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class aggregated $15,175,767 and $13,804,421, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2010 aggregated $13,455,755 and $12,099,399, respectively.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2010, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $10,185. At April 30, 2010, the Trust had an accrued pension liability of $58,545, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

Morgan Stanley Quality Municipal Securities
Notes to Financial Statements - April 30, 2010 (unaudited) continued

The Trust has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.
6. Preferred Shares of Beneficial Interest
The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares (“preferred shares”) which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

		AMOUNT IN		RESET	RANGE OF
SERIES	SHARES+	THOUSANDS+	RATE+	DATE	DIVIDEND RATES++
1	193	$9,650	0.487%	05/04/2010	0.244% – 0.503%
2	170	8,500	0.472	05/05/2010	0.259 – 0.503
3	170	8,500	0.472	05/06/2010	0.259 – 0.503
4	340	17,000	0.487	05/04/2010	0.244 – 0.503
5	227	11,350	0.487	05/04/2010	0.244 – 0.503

+	As of April 30, 2010.
++	For the six months ended April 30, 2010.

Subsequent to April 30, 2010 and up through June 4, 2010, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 0.396% to 0.487% in the aggregate amount of $23,912.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley Quality Municipal Securities
Notes to Financial Statements - April 30, 2010 (unaudited) continued

The Trust entered into additional floating rate note and dealer trusts obligations as an alternative form of leverage in order to redeem and to retire a portion of its preferred shares. Transactions in preferred shares were as follows:

	SHARES	VALUE
Outstanding at October 31, 2008	1,449	$72,450,000
Shares retired	(349)	(17,450,000)

Outstanding at October 31, 2009	1,100	55,000,000
Shares retired	—	—

Outstanding at April 30, 2010	1,100	$55,000,000

7. Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

			CAPITAL
			PAID IN
		PAR VALUE	EXCESS OF
	SHARES	OF SHARES	PAR VALUE
Balance, October 31, 2008	13,454,169	$134,542	$198,754,183
Shares repurchased	—	—	—
Reclassification due to permanent book/tax differences	—	—	1,397

Balance, October 31, 2009	13,454,169	134,542	198,755,580
Shares repurchased	—	—	—

Balance, April 30, 2010	13,454,169	$134,542	$198,755,580

The Trustees have approved a share repurchase program whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
8. Dividend to Common Shareholders
The Trust declared the following dividend from net investment income subsequent to April 30, 2010:

DECLARATION	AMOUNT	RECORD	PAYABLE
DATE	PER SHARE	DATE	DATE
May 11, 2010	$0.07	May 21, 2010	May 27, 2010
9. Purposes of and Risks Relating to Certain Financial Instruments
The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trust’s preferred shares. Inverse floating

Morgan Stanley Quality Municipal Securities
Notes to Financial Statements - April 30, 2010 (unaudited) continued

rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.

The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.

In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

The Trust may also invest in private placement securities. TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

Morgan Stanley Quality Municipal Securities
Notes to Financial Statements - April 30, 2010 (unaudited) continued

10. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2009, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and tax adjustments on inverse floaters.
11. Accounting Pronouncements
In June 2009, the Financial Accounting Standards Board (“FASB”) issued new guidance related to Transfers and Servicing. The new guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The new guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009 and earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of this guidance should be applied to transfers that occurred both before and after the effective date. The impact of this new guidance on the Trust’s financial statements, if any, is currently being assessed.

On January 21, 2010, FASB issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Trust’s financial statements, if any, is currently being assessed.

Morgan Stanley Quality Municipal Securities
Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2010		2009	2008	2007	2006	2005
	(unaudited)
Selected Per Share Data:

Net asset value, beginning of period	$13.97		$12.37	$15.27	$16.04	$15.86	$16.03

Income (loss) from investment operations:
Net investment income(1)	0.46		0.95	0.96	0.97	0.95	0.96
Net realized and unrealized gain (loss)	0.39		1.45	(2.91)	(0.71)	0.43	(0.22)
Common share equivalent of dividends paid to preferred shareholders(1)	(0.01)		(0.04)	(0.25)	(0.26)	(0.22)	(0.12)

Total income (loss) from investment operations	0.84		2.36	(2.20)	—	1.16	0.62

Less dividends and distributions from:
Net investment income	(0.42)		(0.76)	(0.72)	(0.72)	(0.80)	(0.84)
Net realized gain	—		—	—	(0.08)	(0.23)	(0.01)

Total dividends and distributions	(0.42)		(0.76)	(0.72)	(0.80)	(1.03)	(0.85)

Anti-dilutive effect of acquiring treasury shares(1)	—		—	0.02	0.03	0.05	0.06

Net asset value, end of period	$14.39		$13.97	$12.37	$15.27	$16.04	$15.86

Market value, end of period	$13.79		$12.80	$10.55	$13.63	$14.70	$14.09

Total Return(2)	11.16%(5)		29.60%	(18.14)%	(2.04)%	12.11%	4.21%

Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	0.88%(3	)(6)	0.99%(3)	1.23%(3)	1.28%(3)	0.93%	0.81%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.71%(3	)(6)	0.78%(3)	0.79%(3)	0.76%(3)	0.79%	0.81%
Net investment income before preferred stock dividends	6.54%(3	)(6)	7.33%(3)	6.57%(3)	6.19%(3)	6.08%	5.94%
Preferred stock dividends	0.11%(6)		0.34%	1.70%	1.67%	1.38%	0.75%
Net investment income available to common shareholders	6.43%(3	)(6)	6.99%(3)	4.87%(3)	4.52%(3)	4.70%	5.19%
Rebate from Morgan Stanley affiliate	0.00%(4	)(6)	0.00%(4)	0.00%(4)	0.00%(4)	—	—

Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$193,568		$187,989	$166,424	$207,833	$223,185	$228,808
Asset coverage on preferred shares at end of period	452%		442%	330%	314%	330%	336%
Portfolio turnover rate	4%(5)		21%	9%	14%	15%	14%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust’s dividend reinvestment plan. Total return does not reflect brokerage commissions.
(3)	The ratios reflect the rebate of certain Trust expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Amount is less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
Shareholder Voting Results (unaudited)

On June 17, 2009, an annual meeting of the Trust’s shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees:

	Number of Shares
	For	Withheld	Abstain
Michael F. Klein	11,715,429	590,452	0
W. Allen Reed	11,712,699	593,182	0
Michael E. Nugent (P)	1,030	50	0
  (P) election of trustee by preferred shareholders only.

Special Shareholder Meeting Results (unaudited)

On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”). In contemplation of the Transaction, at a Special Meeting of Shareholders held on April 16, 2010, shareholders of the Trust approved a new Board of Trustees, a new investment advisory agreement with Invesco Advisers, Inc., a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates. At that Special Meeting of Shareholders, the Trust’s shareholders approved all proposals. Thus, effective June 1, 2010, the Trust’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. The results of that Special Meeting of Shareholders were as follows:

(1) Election of Trustees:

	Number of Shares
	For	Withheld	Abstain
David C. Arch	8,608,386	462,366	0
Bob R. Baker	8,586,409	484,343	0
Frank S. Bayley	8,590,122	480,630	0
James T. Bunch	8,587,449	483,303	0
Bruce L. Crockett	8,606,246	464,506	0
Rod Dammeyer	8,587,766	482,986	0
Albert R. Dowden	8,592,842	477,910	0
Jack M. Fields	8,603,189	467,563	0
Martin L. Flanagan	8,271,559	799,193	0
Carl Frischling	8,586,375	484,377	0
Prema Mathai-Davis	8,597,676	473,076	0
Lewis F. Pennock	8,589,719	481,033	0
Larry Soll	8,594,670	476,082	0
Hugo F. Sonnenschein	8,589,397	481,355	0
Raymond Stickel, Jr.	8,607,923	462,829	0
Philip A. Taylor	8,269,487	801,265	0
Wayne W. Whalen	8,592,704	478,048	0

Morgan Stanley Quality Municipal Securities
Special Shareholder Meeting Results (unaudited) continued

(2) Approval of new investment advisory agreement with Invesco Advisers, Inc.:

Number of Shares
For	Withheld	Abstain	Broker Non-Vote
6,820,360	388,419	288,483	1,573,490

(3) Approval of a new master sub-advisory agreement between Invesco Advisers, Inc. and its affiliates:

Number of Shares
For	Withheld	Abstain	Broker Non-Vote
6,777,489	418,026	301,747	1,573,490

Morgan Stanley Quality Municipal Securities
Portfolio Management (unaudited)

On June 1, 2010, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, and the Trust was part of that acquisition. Therefore, as of that date, the Trust’s investment adviser is Invesco Advisers, Inc. The following individuals associated with Invesco Advisers, Inc. are jointly and primarily responsible for the day-to-day management of the Trust’s portfolio:

•	Thomas Byron, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Byron was associated with Morgan Stanley Investment Advisors Inc. or its investment advisory affiliates in an investment management capacity since 1981.

•	Robert J. Stryker, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Stryker was associated with Morgan Stanley Investment Advisors Inc. or its investment advisory affiliates in an investment management capacity since 1994.

•	Robert W. Wimmel, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Wimmel was associated with Morgan Stanley Investment Advisors Inc. or its investment advisory affiliates in an investment management capacity since 1996.

Morgan Stanley Quality Municipal Securities
Dividend Reinvestment Plan (unaudited)

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of the Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time.

Plan benefits

• Add to your account
You may increase your shares in the Trust easily and automatically with the Plan.

• Low transaction costs
Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

• Convenience
You will receive a detailed account statement from Computershare Trust Company, N.A., (the Agent) which administers the Plan. The statement shows your total Distributions, dates of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account.

• Safekeeping
The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

If you choose to participate in the Plan, whenever the Trust declares a distribution, it will be invested in additional shares of the Trust that are purchased in the open market.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan calling toll-free 800-341-2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, Rl 02940-3078. Please include the Trust name and account number and ensure that all shareholders listed on the account sign the written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally

Morgan Stanley Quality Municipal Securities
Dividend Reinvestment Plan (unaudited) continued

one week before the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

Costs of the Plan
There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan’s fees are paid by the Trust. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

Tax implications
The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or capital gains distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer, for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for Information concerning their individual situation.

How to withdraw from the Plan
To withdraw from the Plan, please call 800-341-2929 or notify us in writing at the address below.

Invesco Closed-End Funds
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, Rl 02940-3078

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:

1.	If you opt to continue to hold your non-certificated shares, whole shares will be held by the Agent and fractional shares will be sold.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.

Morgan Stanley Quality Municipal Securities
Dividend Reinvestment Plan (unaudited) continued

3.	You may sell your shares through your financial advisor through the Direct Registration System (“DRS”). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Trust and Computershare Trust Company, N.A. at any time may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the Dividend Reinvestment Plan, please call us at 800-341-2929.

Morgan Stanley Quality Municipal Securities
Privacy Policy (unaudited)

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Information below is as of June 1, 2010

Trustees

David C. Arch
Bob R. Baker
Frank S. Bayley
James T. Bunch
Bruce L. Crockett
Rod Dammeyer
Albert R. Dowden
Jack M. Fields
Martin L. Flanagan
Carl Frischling
Dr. Manuel H. Johnson
Prema Mathai-Davis
Michael E. Nugent
Lewis F. Pennock
Larry Soll
Hugo F. Sonnenschein
Raymond Stickel, Jr.
Philip A. Taylor
Wayne W. Whalen

Officers

Bruce L. Crockett
Chair

Philip A. Taylor
President and Principal Executive Officer

Russell C. Burk
Senior Vice President and Senior Officer

John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary

Lisa O. Brinkley
Vice President

Kevin M. Carome
Vice President

Karen Dunn Kelly
Vice President

Sheri Morris
Vice President, Principal Financial Officer and Treasurer

Lance A. Rejsek
Anti-Money Laundering Compliance Officer

Todd L. Spillane
Chief Compliance Officer

Transfer Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Counsel to the Independent Trustees

Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Investment Adviser

Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

INVESTMENT MANAGEMENT
Morgan Stanley
Quality Municipal
Securities
NYSE: IQM

On June 1, 2010, Invesco completed its
acquisition of Morgan Stanley’s retail asset
management business. This trust was
included in that acquisition and as of that
date, became Invesco Quality
Municipal Securities. Please visit
www.invesco.com/transition for more
information or call Invesco’s Client
Services team at 800 959 4246.

Invesco Distributors, Inc.

Semiannual
Report

April 30, 2010

IQMSAN
IU10-02502P-Y04/10

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.